LEASES - Narrative (Details) - USD ($)		6 Months Ended
	Jan. 01, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	$ 1,559,000,000	$ 1,494,000,000
Deferred tax assets		8,412,000,000	$ 8,287,000,000
Deferred tax liabilities		2,284,000,000	2,374,000,000
Finance lease assets			363,000,000
Finance lease liabilities			423,000,000
Right-of-use assets	1,768,000,000	1,649,000,000
Equity		44,111,000,000	44,108,000,000	$ 42,335,000,000	$ 40,855,000,000
Interest expense on lease liabilities		51,000,000
Lease payments recognized as a cash outflow from financing activities		156,000,000
Depreciation and impairment charges for right-of-use assets		197,000,000
Additions to right-of-use assets		54,000,000
Expense relating to short-term leases		92,000,000
Expense relating to leases of low-value assets		33,000,000
Expense relating to variable lease payments not included in measurement of lease liabilities		29,000,000
Income from subleasing right-of-use assets		0
Gains (losses) arising from sale and leaseback transactions		0
Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Equity		$ 25,375,000,000	$ 25,611,000,000	$ 23,570,000,000	$ 20,635,000,000
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets, as adjusted	1,405,000,000
Lease liabilities	1,136,000,000
Adjustment to right-of-use assets for favorable terms of operating lease acquired in business combinations	77,000,000
Adjustment to right-of-use assets for amounts prepaid for the right of use of land	192,000,000
Deferred tax assets	0
Deferred tax liabilities	0
Right-of-use assets	1,136,000,000
IFRS 16 | Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Equity	$ 0